John Hancock
Investment Grade Bond Fund
Quarterly portfolio holdings 8/31/2020

Fund’s investments
As of 8-31-20 (unaudited)
	Rate (%)	Maturity date	Par value^	Value
U.S. Government and Agency obligations 35.9%				$857,805,327
(Cost $825,013,423)
U.S. Government 13.7%				327,951,663
U.S. Treasury
Bond	1.250	05-15-50	41,792,000	39,415,080
Bond	2.250	08-15-49	7,900,000	9,345,453
Bond	2.500	02-15-45	18,640,000	22,776,478
Bond	2.750	11-15-42	75,325,000	95,765,734
Bond	3.000	02-15-47	1,282,000	1,722,036
Bond	3.125	11-15-41	4,288,000	5,756,807
Note	0.125	05-31-22	13,795,000	13,790,150
Note	0.125	06-30-22	36,855,000	36,843,483
Note	0.250	08-31-25	34,414,000	34,379,048
Note	0.625	08-15-30	49,112,000	48,705,291
Note	1.625	09-30-26	18,120,000	19,452,103
U.S. Government Agency 22.2%				529,853,664
Federal Home Loan Mortgage Corp.
30 Yr Pass Thru	3.000	03-01-43	438,702	483,132
30 Yr Pass Thru	3.000	03-01-43	3,572,158	3,871,274
30 Yr Pass Thru	3.000	04-01-43	605,824	658,825
30 Yr Pass Thru	3.000	12-01-45	1,460,731	1,581,220
30 Yr Pass Thru	3.000	10-01-46	1,643,069	1,771,474
30 Yr Pass Thru	3.000	10-01-46	1,232,687	1,323,195
30 Yr Pass Thru	3.000	12-01-46	4,492,109	4,798,068
30 Yr Pass Thru	3.000	12-01-46	1,059,935	1,148,689
30 Yr Pass Thru	3.000	04-01-47	720,781	772,802
30 Yr Pass Thru	3.000	04-01-47	10,280,066	10,868,412
30 Yr Pass Thru	3.000	09-01-49	12,375,611	13,109,026
30 Yr Pass Thru	3.000	10-01-49	8,315,563	8,862,938
30 Yr Pass Thru	3.000	10-01-49	4,810,179	5,095,245
30 Yr Pass Thru	3.000	12-01-49	14,551,591	15,509,456
30 Yr Pass Thru	3.000	12-01-49	19,010,790	20,094,354
30 Yr Pass Thru	3.000	01-01-50	21,636,115	23,085,677
30 Yr Pass Thru	3.000	02-01-50	15,682,272	16,585,921
30 Yr Pass Thru	3.500	02-01-42	1,151,064	1,258,474
30 Yr Pass Thru	3.500	04-01-44	620,956	689,597
30 Yr Pass Thru	3.500	07-01-46	2,452,809	2,637,808
30 Yr Pass Thru	3.500	10-01-46	1,879,002	2,044,870
30 Yr Pass Thru	3.500	11-01-46	1,741,860	1,875,549
30 Yr Pass Thru	3.500	12-01-46	952,698	1,032,964
30 Yr Pass Thru	3.500	01-01-47	6,181,639	6,750,743
30 Yr Pass Thru	3.500	02-01-47	1,602,045	1,724,316
30 Yr Pass Thru	3.500	04-01-47	1,070,788	1,169,703
30 Yr Pass Thru	3.500	11-01-47	2,462,667	2,640,520
30 Yr Pass Thru	3.500	11-01-48	5,285,478	5,762,167
30 Yr Pass Thru	3.500	06-01-49	11,767,640	12,530,666
30 Yr Pass Thru	3.500	12-01-49	6,708,332	7,101,381
30 Yr Pass Thru	3.500	12-01-49	5,151,002	5,459,243
30 Yr Pass Thru	4.000	11-01-43	229,498	252,516
30 Yr Pass Thru	4.000	02-01-44	90,386	99,564
30 Yr Pass Thru	4.000	07-01-45	3,323,360	3,683,684
30 Yr Pass Thru	4.000	03-01-48	1,655,595	1,777,875
30 Yr Pass Thru	4.000	08-01-48	967,846	1,050,703
30 Yr Pass Thru	4.500	02-01-41	485,289	542,488
2	JOHN HANCOCK INVESTMENT GRADE BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	4.500	03-01-47	1,705,314	$1,881,264
Federal National Mortgage Association
15 Yr Pass Thru	3.000	07-01-27	199,575	210,127
15 Yr Pass Thru	3.500	06-01-34	722,204	772,927
15 Yr Pass Thru	4.000	12-01-24	193,218	204,788
30 Yr Pass Thru (A)	2.000	TBA	22,820,000	23,473,873
30 Yr Pass Thru	2.500	09-01-50	22,560,000	24,021,638
30 Yr Pass Thru	3.000	12-01-42	1,005,755	1,098,832
30 Yr Pass Thru	3.000	04-01-43	3,374,408	3,631,855
30 Yr Pass Thru	3.000	12-01-45	3,355,110	3,561,807
30 Yr Pass Thru	3.000	08-01-46	1,695,434	1,819,488
30 Yr Pass Thru	3.000	10-01-46	2,034,456	2,192,852
30 Yr Pass Thru	3.000	01-01-47	2,041,318	2,188,128
30 Yr Pass Thru	3.000	02-01-47	1,105,721	1,199,066
30 Yr Pass Thru	3.000	10-01-47	2,414,341	2,587,979
30 Yr Pass Thru	3.000	12-01-47	10,105,636	10,668,209
30 Yr Pass Thru	3.000	11-01-48	2,501,767	2,649,638
30 Yr Pass Thru	3.000	11-01-48	12,254,399	12,913,614
30 Yr Pass Thru	3.000	12-01-48	1,541,592	1,627,411
30 Yr Pass Thru	3.000	09-01-49	11,474,234	12,115,505
30 Yr Pass Thru	3.000	09-01-49	2,855,046	3,067,963
30 Yr Pass Thru	3.000	10-01-49	2,865,795	3,025,959
30 Yr Pass Thru	3.000	10-01-49	4,734,586	5,055,120
30 Yr Pass Thru	3.000	11-01-49	22,994,532	24,357,255
30 Yr Pass Thru	3.000	11-01-49	2,681,847	2,881,847
30 Yr Pass Thru	3.000	11-01-49	2,832,845	3,000,727
30 Yr Pass Thru	3.500	01-01-42	1,140,266	1,242,709
30 Yr Pass Thru	3.500	06-01-42	1,725,613	1,903,831
30 Yr Pass Thru	3.500	07-01-42	2,768,242	3,068,848
30 Yr Pass Thru	3.500	01-01-43	525,643	572,210
30 Yr Pass Thru	3.500	04-01-43	439,622	482,278
30 Yr Pass Thru	3.500	06-01-43	1,798,740	1,983,388
30 Yr Pass Thru	3.500	07-01-43	295,356	325,768
30 Yr Pass Thru	3.500	03-01-44	2,729,960	3,011,906
30 Yr Pass Thru	3.500	10-01-44	3,525,780	3,850,252
30 Yr Pass Thru	3.500	04-01-45	707,312	768,868
30 Yr Pass Thru	3.500	04-01-45	1,770,322	1,924,390
30 Yr Pass Thru	3.500	07-01-46	2,581,957	2,756,635
30 Yr Pass Thru	3.500	07-01-46	1,142,596	1,230,608
30 Yr Pass Thru	3.500	07-01-47	3,924,893	4,284,869
30 Yr Pass Thru	3.500	11-01-47	3,677,124	3,974,157
30 Yr Pass Thru	3.500	12-01-47	2,337,751	2,511,250
30 Yr Pass Thru	3.500	01-01-48	4,671,404	5,018,098
30 Yr Pass Thru	3.500	03-01-48	1,947,082	2,134,788
30 Yr Pass Thru	3.500	06-01-48	795,839	860,126
30 Yr Pass Thru	3.500	07-01-49	5,908,494	6,243,416
30 Yr Pass Thru	3.500	09-01-49	14,606,804	15,438,896
30 Yr Pass Thru	3.500	10-01-49	7,187,388	7,599,521
30 Yr Pass Thru	3.500	12-01-49	8,599,941	9,093,071
30 Yr Pass Thru	3.500	01-01-50	13,936,196	14,683,052
30 Yr Pass Thru	3.500	03-01-50	10,291,290	10,900,700
30 Yr Pass Thru	3.500	04-01-50	19,546,018	20,903,498
30 Yr Pass Thru	4.000	09-01-40	540,716	596,437
30 Yr Pass Thru	4.000	01-01-41	434,922	479,767
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INVESTMENT GRADE BOND FUND	3

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	4.000	09-01-41	720,249	$792,038
30 Yr Pass Thru	4.000	09-01-41	2,293,566	2,559,441
30 Yr Pass Thru	4.000	10-01-41	29,460	32,765
30 Yr Pass Thru	4.000	11-01-41	1,137,800	1,251,208
30 Yr Pass Thru	4.000	01-01-42	305,872	340,182
30 Yr Pass Thru	4.000	01-01-42	385,228	423,625
30 Yr Pass Thru	4.000	03-01-42	2,175,518	2,392,356
30 Yr Pass Thru	4.000	05-01-43	2,243,268	2,464,757
30 Yr Pass Thru	4.000	09-01-43	1,627,540	1,847,742
30 Yr Pass Thru	4.000	10-01-43	1,278,626	1,418,856
30 Yr Pass Thru	4.000	12-01-43	1,865,935	2,054,833
30 Yr Pass Thru	4.000	01-01-44	329,125	367,587
30 Yr Pass Thru	4.000	02-01-46	1,281,148	1,394,430
30 Yr Pass Thru	4.000	06-01-46	910,662	986,917
30 Yr Pass Thru	4.000	07-01-46	2,324,698	2,519,356
30 Yr Pass Thru	4.000	03-01-47	3,652,272	3,975,214
30 Yr Pass Thru	4.000	05-01-47	2,302,930	2,505,841
30 Yr Pass Thru	4.000	12-01-47	1,006,932	1,103,833
30 Yr Pass Thru	4.000	04-01-48	3,523,071	3,857,709
30 Yr Pass Thru	4.000	06-01-48	2,788,684	2,989,079
30 Yr Pass Thru	4.000	10-01-48	1,873,763	2,045,301
30 Yr Pass Thru	4.000	07-01-49	2,954,987	3,200,575
30 Yr Pass Thru	4.000	09-01-49	8,484,508	9,107,460
30 Yr Pass Thru	4.500	08-01-40	924,541	1,038,079
30 Yr Pass Thru	4.500	08-01-40	437,732	491,488
30 Yr Pass Thru	4.500	12-01-40	315,602	353,472
30 Yr Pass Thru	4.500	05-01-41	363,155	406,731
30 Yr Pass Thru	4.500	05-01-41	536,121	599,111
30 Yr Pass Thru	4.500	06-01-41	584,202	652,841
30 Yr Pass Thru	4.500	07-01-41	342,026	382,211
30 Yr Pass Thru	4.500	11-01-41	89,884	100,445
30 Yr Pass Thru	4.500	12-01-41	1,840,711	2,049,503
30 Yr Pass Thru	4.500	05-01-42	822,641	919,295
30 Yr Pass Thru	4.500	04-01-48	1,370,701	1,506,047

30 Yr Pass Thru	4.500	07-01-48	3,671,593	3,967,588
Foreign government obligations 0.4%				$10,238,439
(Cost $9,241,794)
Qatar 0.2%				5,294,562
State of Qatar
Bond (B)	3.375	03-14-24	2,246,000	2,420,963
Bond (B)	5.103	04-23-48	2,030,000	2,873,599
Saudi Arabia 0.2%				4,943,877
Kingdom of Saudi Arabia Bond (B)	4.375	04-16-29	4,212,000	4,943,877

Corporate bonds 42.6%				$1,017,893,203
(Cost $964,939,095)
Communication services 3.3%				79,875,920
Diversified telecommunication services 1.0%
AT&T, Inc.	2.300	06-01-27	2,048,000	2,171,807
AT&T, Inc.	3.100	02-01-43	3,425,000	3,399,046
AT&T, Inc.	3.800	02-15-27	1,887,000	2,151,956
Level 3 Financing, Inc. (B)	3.400	03-01-27	2,563,000	2,759,646
4	JOHN HANCOCK INVESTMENT GRADE BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Communication services (continued)
Diversified telecommunication services (continued)
Verizon Communications, Inc.	3.000	03-22-27	532,000	$593,885
Verizon Communications, Inc.	4.329	09-21-28	2,952,000	3,576,079
Verizon Communications, Inc.	4.400	11-01-34	2,165,000	2,701,565
Verizon Communications, Inc.	4.862	08-21-46	5,174,000	6,945,719
Entertainment 0.1%
Activision Blizzard, Inc.	3.400	09-15-26	1,126,000	1,288,818
Media 1.6%
Charter Communications Operating LLC	4.200	03-15-28	3,982,000	4,558,073
Charter Communications Operating LLC	4.800	03-01-50	3,996,000	4,544,065
Charter Communications Operating LLC	5.750	04-01-48	4,985,000	6,226,771
Charter Communications Operating LLC	6.484	10-23-45	4,408,000	5,888,288
Comcast Corp.	3.999	11-01-49	552,000	666,587
Comcast Corp.	4.049	11-01-52	3,050,000	3,708,846
Comcast Corp.	4.150	10-15-28	11,232,000	13,606,011
Wireless telecommunication services 0.6%
T-Mobile USA, Inc. (B)	2.050	02-15-28	4,403,000	4,509,949
T-Mobile USA, Inc. (B)	2.550	02-15-31	1,258,000	1,315,415
T-Mobile USA, Inc. (B)	3.750	04-15-27	1,868,000	2,112,540
T-Mobile USA, Inc. (B)	3.875	04-15-30	3,665,000	4,188,765
T-Mobile USA, Inc. (B)(C)	4.500	04-15-50	2,425,000	2,962,089
Consumer discretionary 3.4%				79,956,435
Auto components 0.0%
Magna International, Inc.	2.450	06-15-30	872,000	923,178
Automobiles 0.9%
Daimler Finance North America LLC (B)	2.700	06-14-24	2,080,000	2,206,200
Daimler Finance North America LLC (B)	3.500	08-03-25	1,435,000	1,583,317
Ford Motor Credit Company LLC	4.134	08-04-25	955,000	959,947
Ford Motor Credit Company LLC	5.113	05-03-29	3,341,000	3,528,931
General Motors Financial Company, Inc.	4.000	01-15-25	5,862,000	6,326,665
General Motors Financial Company, Inc.	4.300	07-13-25	2,964,000	3,244,248
Nissan Motor Acceptance Corp. (B)	3.450	03-15-23	1,325,000	1,360,584
Volkswagen Group of America Finance LLC (B)	2.900	05-13-22	3,109,000	3,226,013
Hotels, restaurants and leisure 0.4%
Choice Hotels International, Inc.	3.700	12-01-29	2,479,000	2,600,198
Choice Hotels International, Inc.	3.700	01-15-31	726,000	765,102
Resorts World Las Vegas LLC (B)	4.625	04-16-29	1,565,000	1,478,049
Starbucks Corp.	2.250	03-12-30	3,512,000	3,627,316
Internet and direct marketing retail 1.2%
Amazon.com, Inc.	3.150	08-22-27	5,000,000	5,724,376
Amazon.com, Inc.	4.050	08-22-47	3,193,000	4,127,616
eBay, Inc.	2.700	03-11-30	3,539,000	3,769,943
Expedia Group, Inc.	3.250	02-15-30	3,112,000	2,941,019
Expedia Group, Inc.	3.800	02-15-28	4,765,000	4,755,865
Expedia Group, Inc.	5.000	02-15-26	4,120,000	4,354,042
Prosus NV (B)	4.850	07-06-27	775,000	894,934
Prosus NV (B)	5.500	07-21-25	2,310,000	2,660,612
Multiline retail 0.5%
Dollar General Corp.	3.500	04-03-30	2,064,000	2,367,935
Dollar Tree, Inc.	4.200	05-15-28	5,172,000	6,096,595
Target Corp.	2.650	09-15-30	1,868,000	2,070,389
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INVESTMENT GRADE BOND FUND	5

	Rate (%)	Maturity date	Par value^	Value
Consumer discretionary (continued)
Specialty retail 0.4%
AutoNation, Inc.	4.750	06-01-30	1,394,000	$1,633,077
The TJX Companies, Inc.	3.500	04-15-25	2,555,000	2,851,644
The TJX Companies, Inc.	3.875	04-15-30	3,269,000	3,878,640
Consumer staples 0.8%				18,462,456
Beverages 0.4%
Anheuser-Busch InBev Worldwide, Inc.	4.600	04-15-48	2,553,000	3,036,720
Coca-Cola Femsa SAB de CV	2.750	01-22-30	1,571,000	1,687,784
Constellation Brands, Inc.	2.875	05-01-30	900,000	967,911
Keurig Dr. Pepper, Inc.	3.200	05-01-30	1,460,000	1,637,964
The Coca-Cola Company	4.200	03-25-50	2,126,000	2,795,594
Food and staples retailing 0.1%
Alimentation Couche-Tard, Inc. (B)	2.700	07-26-22	1,343,000	1,386,221
The Kroger Company	2.200	05-01-30	1,463,000	1,531,893
Food products 0.1%
Cargill, Inc. (B)	1.375	07-23-23	1,171,000	1,198,706
Cargill, Inc. (B)	2.125	04-23-30	1,167,000	1,222,798
Household products 0.2%
The Clorox Company	1.800	05-15-30	2,931,000	2,996,865
Energy 2.7%				65,465,209
Oil, gas and consumable fuels 2.7%
Aker BP ASA (B)	3.000	01-15-25	1,777,000	1,795,141
Cimarex Energy Company	4.375	06-01-24	1,125,000	1,210,124
Colorado Interstate Gas Company LLC (B)	4.150	08-15-26	1,020,000	1,141,289
Enbridge, Inc. (5.500% to 7-15-27, then 3 month LIBOR + 3.418%)	5.500	07-15-77	2,386,000	2,328,151
Enbridge, Inc. (5.750% to 4-15-30, then 5 Year CMT + 5.314%)	5.750	07-15-80	2,719,000	2,861,580
Enbridge, Inc. (6.250% to 3-1-28, then 3 month LIBOR + 3.641%)	6.250	03-01-78	2,441,000	2,507,395
Energy Transfer Operating LP	4.200	04-15-27	563,000	588,137
Energy Transfer Operating LP	4.250	03-15-23	2,877,000	3,031,344
Energy Transfer Operating LP	5.150	03-15-45	2,500,000	2,327,437
Energy Transfer Operating LP	5.875	01-15-24	1,612,000	1,790,582
Enterprise Products Operating LLC (5.250% to 8-16-27, then 3 month LIBOR + 3.033%)	5.250	08-16-77	4,765,000	4,574,400
Husky Energy, Inc.	3.950	04-15-22	1,010,000	1,041,925
Kinder Morgan Energy Partners LP	7.750	03-15-32	1,790,000	2,460,515
Midwest Connector Capital Company LLC (B)	3.900	04-01-24	3,081,000	3,098,160
MPLX LP	4.000	03-15-28	1,928,000	2,122,732
MPLX LP	4.125	03-01-27	638,000	705,697
MPLX LP	4.250	12-01-27	958,000	1,069,288
MPLX LP	5.250	01-15-25	992,000	1,033,874
ONEOK Partners LP	4.900	03-15-25	1,073,000	1,170,620
Phillips 66	3.700	04-06-23	669,000	720,111
Sabine Pass Liquefaction LLC	4.200	03-15-28	1,279,000	1,407,174
Sabine Pass Liquefaction LLC	5.000	03-15-27	1,592,000	1,809,227
Sabine Pass Liquefaction LLC	5.875	06-30-26	3,934,000	4,729,767
Saudi Arabian Oil Company (B)	2.875	04-16-24	4,104,000	4,312,613
Sunoco Logistics Partners Operations LP	3.900	07-15-26	2,755,000	2,888,028
Sunoco Logistics Partners Operations LP	5.400	10-01-47	1,914,000	1,874,679
The Williams Companies, Inc.	3.750	06-15-27	2,715,000	2,996,804
The Williams Companies, Inc.	4.550	06-24-24	5,220,000	5,862,886
TransCanada PipeLines, Ltd.	4.250	05-15-28	1,720,000	2,005,529
6	JOHN HANCOCK INVESTMENT GRADE BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Financials 13.5%				$323,297,678
Banks 8.8%
Australia & New Zealand Banking Group, Ltd. (6.750% to 6-15-26, then 5 Year ICE Swap Rate + 5.168%) (B)(C)(D)	6.750	06-15-26	1,020,000	1,169,175
Banco Santander SA	4.379	04-12-28	2,145,000	2,455,294
Bank of America Corp. (2.592% to 4-29-30, then SOFR + 2.150%)	2.592	04-29-31	3,796,000	4,039,300
Bank of America Corp.	3.950	04-21-25	4,185,000	4,707,635
Bank of America Corp.	4.200	08-26-24	1,118,000	1,252,910
Bank of America Corp. (4.271% to 7-23-28, then 3 month LIBOR + 1.310%)	4.271	07-23-29	5,287,000	6,246,191
Bank of America Corp.	4.450	03-03-26	4,038,000	4,682,641
Bank of America Corp. (6.300% to 3-10-26, then 3 month LIBOR + 4.553%) (D)	6.300	03-10-26	4,491,000	5,193,216
Bank of Montreal	1.850	05-01-25	2,880,000	3,023,871
Bank of Montreal	3.300	02-05-24	6,610,000	7,210,628
Barclays Bank PLC (B)	10.179	06-12-21	650,000	694,373
Barclays PLC	4.375	01-12-26	2,621,000	2,980,313
BPCE SA (B)	4.500	03-15-25	2,385,000	2,661,354
BPCE SA (B)	5.700	10-22-23	2,665,000	2,993,869
Citigroup, Inc.	3.200	10-21-26	3,959,000	4,407,599
Citigroup, Inc.	4.600	03-09-26	4,942,000	5,738,758
Citigroup, Inc.	5.500	09-13-25	905,000	1,077,869
Citizens Bank NA	2.250	04-28-25	2,471,000	2,636,308
Citizens Financial Group, Inc.	3.250	04-30-30	3,874,000	4,300,588
Credit Agricole SA (B)	3.250	01-14-30	4,198,000	4,545,697
Danske Bank A/S (B)	5.000	01-12-22	2,497,000	2,632,242
Discover Bank	2.450	09-12-24	2,919,000	3,093,327
HSBC Holdings PLC (3.950% to 5-18-23, then 3 month LIBOR + 0.987%)	3.950	05-18-24	4,281,000	4,625,258
HSBC Holdings PLC (6.375% to 3-30-25, then 5 Year ICE Swap Rate + 4.368%) (C)(D)	6.375	03-30-25	637,000	677,131
HSBC Holdings PLC (6.875% to 6-1-21, then 5 Year ICE Swap Rate + 5.514%) (D)	6.875	06-01-21	2,440,000	2,506,368
ING Bank NV (B)	5.800	09-25-23	224,000	253,260
ING Groep NV	3.550	04-09-24	2,286,000	2,508,895
JPMorgan Chase & Co. (2.522% to 4-22-30, then SOFR + 2.040%)	2.522	04-22-31	4,053,000	4,339,543
JPMorgan Chase & Co.	2.950	10-01-26	4,730,000	5,239,236
JPMorgan Chase & Co. (2.956% to 5-13-30, then SOFR + 2.515%)	2.956	05-13-31	3,734,000	4,008,809
JPMorgan Chase & Co. (3.960% to 1-29-26, then 3 month LIBOR + 1.245%)	3.960	01-29-27	3,632,000	4,171,234
JPMorgan Chase & Co. (4.600% to 2-1-25, then SOFR + 3.125%) (D)	4.600	02-01-25	2,724,000	2,734,215
JPMorgan Chase & Co. (6.750% to 2-1-24, then 3 month LIBOR + 3.780%) (D)	6.750	02-01-24	3,715,000	4,151,513
Lloyds Banking Group PLC	4.450	05-08-25	5,719,000	6,558,994
M&T Bank Corp. (5.125% to 11-1-26, then 3 month LIBOR + 3.520%) (D)	5.125	11-01-26	1,396,000	1,470,616
Natwest Group PLC (3.754% to 11-1-24, then 5 Year CMT + 2.100%)	3.754	11-01-29	1,909,000	2,014,414
Natwest Group PLC	3.875	09-12-23	3,467,000	3,762,012
Regions Financial Corp.	2.250	05-18-25	6,795,000	7,214,039
Santander Holdings USA, Inc.	3.244	10-05-26	4,347,000	4,622,953
Santander Holdings USA, Inc.	3.400	01-18-23	2,354,000	2,469,690
Santander Holdings USA, Inc.	3.450	06-02-25	4,829,000	5,203,708
Santander Holdings USA, Inc.	3.500	06-07-24	4,675,000	5,029,030
Santander Holdings USA, Inc.	4.400	07-13-27	697,000	777,370
Santander UK Group Holdings PLC (B)	4.750	09-15-25	1,699,000	1,880,850
The PNC Financial Services Group, Inc.	2.200	11-01-24	3,531,000	3,762,749
The PNC Financial Services Group, Inc.	3.150	05-19-27	708,000	796,856
The PNC Financial Services Group, Inc.	3.500	01-23-24	2,058,000	2,254,670
The PNC Financial Services Group, Inc. (4.850% to 6-1-23, then 3 month LIBOR + 3.040%) (D)	4.850	06-01-23	1,225,000	1,249,500
The PNC Financial Services Group, Inc. (6.750% to 8-1-21, then 3 month LIBOR + 3.678%) (D)	6.750	08-01-21	3,307,000	3,418,975
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INVESTMENT GRADE BOND FUND	7

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Banks (continued)
The Toronto-Dominion Bank	2.650	06-12-24	4,780,000	$5,139,432
The Toronto-Dominion Bank	3.250	03-11-24	3,961,000	4,320,259
Truist Financial Corp.	4.000	05-01-25	2,512,000	2,867,073
Wells Fargo & Company (2.188% to 4-30-25, then SOFR + 2.000%)	2.188	04-30-26	5,894,000	6,158,991
Wells Fargo & Company (2.393% to 6-2-27, then SOFR + 2.100%)	2.393	06-02-28	4,384,000	4,579,115
Wells Fargo & Company (3.068% to 4-30-40, then SOFR + 2.530%)	3.068	04-30-41	2,991,000	3,161,071
Wells Fargo & Company	3.550	09-29-25	5,117,000	5,727,993
Wells Fargo & Company (5.875% to 6-15-25, then 3 month LIBOR + 3.990%) (D)	5.875	06-15-25	6,641,000	7,330,070
Zions Bancorp NA	3.250	10-29-29	5,405,000	5,402,821
Capital markets 1.8%
Ameriprise Financial, Inc.	3.000	04-02-25	2,652,000	2,903,286
Ares Capital Corp.	3.875	01-15-26	1,882,000	1,909,821
Ares Capital Corp.	4.200	06-10-24	2,357,000	2,440,684
Cantor Fitzgerald LP (B)	4.875	05-01-24	3,230,000	3,540,036
Credit Suisse Group AG (B)	3.574	01-09-23	869,000	902,283
Lazard Group LLC	4.375	03-11-29	1,640,000	1,883,145
Macquarie Bank, Ltd. (B)	3.624	06-03-30	2,099,000	2,232,671
Macquarie Bank, Ltd. (B)	4.875	06-10-25	3,310,000	3,729,297
Morgan Stanley (2.188% to 4-28-25, then SOFR + 1.990%)	2.188	04-28-26	6,811,000	7,164,819
Morgan Stanley	3.875	01-27-26	1,722,000	1,976,753
Raymond James Financial, Inc.	4.650	04-01-30	1,012,000	1,230,867
Stifel Financial Corp.	4.250	07-18-24	1,315,000	1,457,482
SVB Financial Group	3.125	06-05-30	2,248,000	2,496,913
The Bank of New York Mellon Corp.	1.600	04-24-25	2,552,000	2,661,671
The Goldman Sachs Group, Inc.	3.850	01-26-27	6,026,000	6,861,669
Consumer finance 0.4%
Capital One Financial Corp.	2.600	05-11-23	1,425,000	1,494,204
Capital One Financial Corp.	3.900	01-29-24	3,233,000	3,534,576
Discover Financial Services	3.950	11-06-24	3,698,000	4,070,871
Discover Financial Services	4.100	02-09-27	1,385,000	1,541,833
Diversified financial services 0.7%
GE Capital International Funding Company	4.418	11-15-35	4,350,000	4,491,282
Jefferies Financial Group, Inc.	5.500	10-18-23	1,944,000	2,143,731
Jefferies Group LLC	4.150	01-23-30	2,940,000	3,315,480
Jefferies Group LLC	4.850	01-15-27	3,167,000	3,594,270
Voya Financial, Inc. (5.650% to 5-15-23, then 3 month LIBOR + 3.580%)	5.650	05-15-53	3,626,000	3,789,170
Insurance 1.7%
AXA SA	8.600	12-15-30	830,000	1,255,891
Brighthouse Financial, Inc.	3.700	06-22-27	4,899,000	5,149,385
CNA Financial Corp.	2.050	08-15-30	1,283,000	1,273,829
CNO Financial Group, Inc.	5.250	05-30-29	2,982,000	3,466,587
Liberty Mutual Group, Inc. (B)	3.951	10-15-50	65,000	72,499
Lincoln National Corp.	4.000	09-01-23	710,000	776,155
MetLife, Inc. (6.400% to 12-15-36, then 3 month LIBOR + 2.205%)	6.400	12-15-36	2,696,000	3,368,937
MetLife, Inc. (9.250% to 4-8-38, then 3 month LIBOR + 5.540%) (B)	9.250	04-08-38	1,649,000	2,476,913
New York Life Insurance Company (B)	3.750	05-15-50	1,834,000	2,076,846
Nippon Life Insurance Company (5.100% to 10-16-24, then 5 Year ICE Swap Rate + 3.650%) (B)	5.100	10-16-44	2,322,000	2,606,445
Ohio National Financial Services, Inc. (B)	5.550	01-24-30	1,240,000	1,195,413
Prudential Financial, Inc. (3.700% to 7-1-30, then 5 Year CMT + 3.035%)	3.700	10-01-50	6,855,000	7,077,788
Prudential Financial, Inc. (5.875% to 9-15-22, then 3 month LIBOR + 4.175%)	5.875	09-15-42	5,011,000	5,351,396
Teachers Insurance & Annuity Association of America (B)	4.270	05-15-47	2,870,000	3,389,265
8	JOHN HANCOCK INVESTMENT GRADE BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Insurance (continued)
USAA Capital Corp. (B)	2.125	05-01-30	1,000,000	$1,059,142
Thrifts and mortgage finance 0.1%
Nationwide Building Society (3.622% to 4-26-22, then 3 month LIBOR + 1.181%) (B)	3.622	04-26-23	1,150,000	1,202,502
Health care 2.9%				69,257,519
Biotechnology 0.5%
AbbVie, Inc. (B)	3.200	11-21-29	4,956,000	5,485,159
AbbVie, Inc. (B)	4.250	11-21-49	1,887,000	2,271,228
Shire Acquisitions Investments Ireland DAC	3.200	09-23-26	4,027,000	4,509,693
Health care providers and services 2.0%
AmerisourceBergen Corp.	2.800	05-15-30	2,657,000	2,867,286
AmerisourceBergen Corp.	3.450	12-15-27	2,805,000	3,211,010
Anthem, Inc.	2.250	05-15-30	1,151,000	1,193,467
Cottage Health Obligated Group	3.304	11-01-49	3,659,000	3,984,399
CVS Health Corp.	2.700	08-21-40	1,926,000	1,875,487
CVS Health Corp.	3.000	08-15-26	327,000	358,775
CVS Health Corp.	3.750	04-01-30	2,688,000	3,104,691
CVS Health Corp.	4.300	03-25-28	2,386,000	2,808,962
CVS Health Corp.	5.050	03-25-48	2,625,000	3,407,487
Fresenius Medical Care US Finance III, Inc. (B)	3.750	06-15-29	4,350,000	4,859,065
HCA, Inc.	4.125	06-15-29	4,492,000	5,169,371
HCA, Inc.	5.250	04-15-25	2,313,000	2,696,372
HCA, Inc.	5.250	06-15-26	1,240,000	1,463,338
Partners Healthcare System, Inc.	3.192	07-01-49	4,540,000	4,882,054
Premier Health Partners	2.911	11-15-26	1,567,000	1,511,829
Stanford Health Care	3.310	08-15-30	904,000	1,029,448
Universal Health Services, Inc. (B)	5.000	06-01-26	3,084,000	3,207,360
Pharmaceuticals 0.4%
Pfizer, Inc.	2.950	03-15-24	3,806,000	4,129,669
Royalty Pharma PLC (B)	1.750	09-02-27	1,318,000	1,314,392
Upjohn, Inc. (B)	1.650	06-22-25	1,259,000	1,293,136
Upjohn, Inc. (B)	2.300	06-22-27	1,259,000	1,310,503
Upjohn, Inc. (B)	2.700	06-22-30	1,259,000	1,313,338
Industrials 4.4%				104,321,174
Aerospace and defense 0.8%
Huntington Ingalls Industries, Inc. (B)	3.844	05-01-25	744,000	814,990
Huntington Ingalls Industries, Inc. (B)	4.200	05-01-30	2,523,000	2,888,409
Huntington Ingalls Industries, Inc. (B)	5.000	11-15-25	1,340,000	1,384,679
The Boeing Company	3.200	03-01-29	7,765,000	7,694,751
The Boeing Company	5.040	05-01-27	3,169,000	3,486,965
The Boeing Company	5.805	05-01-50	1,999,000	2,388,025
Air freight and logistics 0.2%
CH Robinson Worldwide, Inc.	4.200	04-15-28	1,610,000	1,899,598
United Parcel Service, Inc.	3.900	04-01-25	1,863,000	2,123,390
Airlines 1.6%
Air Canada 2013-1 Class A Pass Through Trust (B)	4.125	05-15-25	665,837	607,242
Air Canada 2017-1 Class B Pass Through Trust (B)	3.700	01-15-26	804,233	662,205
Alaska Airlines 2020-1 Class B Pass Through Trust (B)	8.000	08-15-25	3,764,000	3,907,616
American Airlines 2013-1 Class A Pass Through Trust	4.000	07-15-25	787,151	645,675
American Airlines 2015-1 Class A Pass Through Trust	3.375	05-01-27	2,046,468	1,705,834
American Airlines 2015-1 Class B Pass Through Trust	3.700	05-01-23	606,364	388,073
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INVESTMENT GRADE BOND FUND	9

	Rate (%)	Maturity date	Par value^	Value
Industrials (continued)
Airlines (continued)
American Airlines 2016-1 Class A Pass Through Trust	4.100	01-15-28	2,117,295	$1,662,076
American Airlines 2016-1 Class AA Pass Through Trust	3.575	01-15-28	1,566,130	1,499,569
American Airlines 2017-1 Class A Pass Through Trust	4.000	02-15-29	1,185,113	995,495
American Airlines 2017-1 Class AA Pass Through Trust	3.650	02-15-29	2,295,638	2,175,117
American Airlines 2017-2 Class A Pass Through Trust	3.600	10-15-29	667,033	526,956
American Airlines 2019-1 Class A Pass Through Trust	3.500	02-15-32	1,095,538	865,475
American Airlines 2019-1 Class AA Pass Through Trust	3.150	02-15-32	1,406,342	1,309,966
British Airways 2013-1 Class A Pass Through Trust (B)	4.625	06-20-24	2,322,308	2,219,861
British Airways 2018-1 Class A Pass Through Trust (B)	4.125	09-20-31	1,813,939	1,495,515
Continental Airlines 2007-1 Class A Pass Through Trust	5.983	04-19-22	549,460	518,060
Delta Air Lines 2002-1 Class G-1 Pass Through Trust	6.718	01-02-23	615,680	583,980
Delta Air Lines, Inc.	2.900	10-28-24	3,355,000	3,080,729
Delta Air Lines, Inc.	3.800	04-19-23	1,756,000	1,697,305
Delta Air Lines, Inc. (C)	4.375	04-19-28	3,173,000	2,962,645
JetBlue 2019-1 Class AA Pass Through Trust	2.750	05-15-32	1,838,309	1,762,146
United Airlines 2014-2 Class A Pass Through Trust	3.750	09-03-26	1,998,796	1,823,901
United Airlines 2016-1 Class A Pass Through Trust	3.450	07-07-28	1,750,746	1,444,365
United Airlines 2016-1 Class B Pass Through Trust	3.650	01-07-26	2,072,365	1,543,912
United Airlines 2018-1 Class B Pass Through Trust	4.600	03-01-26	487,846	367,999
United Airlines 2019-1 Class A Pass Through Trust	4.550	08-25-31	1,455,535	1,222,878
US Airways 2010-1 Class A Pass Through Trust	6.250	04-22-23	444,106	395,254
US Airways 2012-1 Class A Pass Through Trust	5.900	10-01-24	494,540	459,922
Building products 0.3%
Carrier Global Corp. (B)	2.242	02-15-25	2,539,000	2,659,809
Carrier Global Corp. (B)	2.493	02-15-27	1,208,000	1,267,333
Lennox International, Inc.	1.350	08-01-25	1,673,000	1,689,034
Owens Corning	3.950	08-15-29	2,425,000	2,742,861
Industrial conglomerates 0.4%
General Electric Company	4.250	05-01-40	1,293,000	1,305,477
General Electric Company	4.350	05-01-50	2,131,000	2,165,219
General Electric Company	5.550	01-05-26	4,321,000	5,006,631
Machinery 0.2%
CNH Industrial Capital LLC (C)	1.950	07-02-23	2,369,000	2,405,553
Otis Worldwide Corp. (B)	2.056	04-05-25	2,889,000	3,046,069
Professional services 0.3%
CoStar Group, Inc. (B)	2.800	07-15-30	3,189,000	3,352,628
IHS Markit, Ltd. (B)	4.000	03-01-26	2,115,000	2,385,212
IHS Markit, Ltd. (B)	4.750	02-15-25	687,000	781,449
IHS Markit, Ltd.	4.750	08-01-28	1,404,000	1,681,725
Road and rail 0.1%
Canadian Pacific Railway Company	2.050	03-05-30	1,718,000	1,797,149
Trading companies and distributors 0.5%
AerCap Ireland Capital DAC	2.875	08-14-24	3,100,000	2,981,922
Air Lease Corp.	3.625	12-01-27	1,188,000	1,229,542
Aircastle, Ltd.	5.500	02-15-22	786,000	804,238
Ashtead Capital, Inc. (B)	4.250	11-01-29	650,000	684,970
Ashtead Capital, Inc. (B)	4.375	08-15-27	1,500,000	1,560,000
Ashtead Capital, Inc. (B)	5.250	08-01-26	3,370,000	3,563,775
Information technology 5.7%				136,447,731
Communications equipment 0.4%
Motorola Solutions, Inc.	2.300	11-15-30	3,092,000	3,082,321
10	JOHN HANCOCK INVESTMENT GRADE BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Information technology (continued)
Communications equipment (continued)
Motorola Solutions, Inc.	4.600	02-23-28	4,127,000	$4,770,744
Motorola Solutions, Inc.	4.600	05-23-29	731,000	857,223
Electronic equipment, instruments and components 0.2%
Jabil, Inc.	3.600	01-15-30	4,345,000	4,645,496
IT services 0.3%
PayPal Holdings, Inc.	2.850	10-01-29	4,018,000	4,446,634
Visa, Inc.	2.700	04-15-40	1,744,000	1,877,801
Semiconductors and semiconductor equipment 3.1%
Applied Materials, Inc.	1.750	06-01-30	1,446,000	1,498,530
Applied Materials, Inc.	2.750	06-01-50	1,676,000	1,777,333
Broadcom Corp.	3.125	01-15-25	2,202,000	2,362,266
Broadcom Corp.	3.875	01-15-27	7,828,000	8,674,464
Broadcom, Inc.	4.700	04-15-25	3,215,000	3,674,064
Broadcom, Inc.	4.750	04-15-29	3,293,000	3,852,031
Broadcom, Inc.	5.000	04-15-30	3,486,000	4,143,184
KLA Corp.	4.100	03-15-29	1,615,000	1,939,004
Lam Research Corp.	3.750	03-15-26	705,000	810,753
Lam Research Corp.	4.000	03-15-29	4,661,000	5,575,493
Lam Research Corp.	4.875	03-15-49	1,998,000	2,850,470
Marvell Technology Group, Ltd.	4.875	06-22-28	3,170,000	3,816,358
Microchip Technology, Inc.	4.333	06-01-23	6,013,000	6,479,192
Micron Technology, Inc.	2.497	04-24-23	3,407,000	3,557,684
Micron Technology, Inc.	4.185	02-15-27	6,305,000	7,222,479
Micron Technology, Inc.	4.975	02-06-26	755,000	880,221
Micron Technology, Inc.	5.327	02-06-29	5,468,000	6,528,643
NVIDIA Corp.	2.850	04-01-30	2,484,000	2,768,761
NXP BV (B)	3.400	05-01-30	835,000	924,440
NXP BV (B)	3.875	06-18-26	2,246,000	2,533,601
NXP BV (B)	4.875	03-01-24	2,316,000	2,608,132
Software 0.7%
Autodesk, Inc.	2.850	01-15-30	862,000	949,115
Citrix Systems, Inc.	3.300	03-01-30	484,000	514,980
Infor, Inc. (B)	1.450	07-15-23	1,108,000	1,126,287
Microsoft Corp.	2.525	06-01-50	2,359,000	2,467,955
Oracle Corp.	2.950	04-01-30	5,557,000	6,218,683
ServiceNow, Inc.	1.400	09-01-30	3,156,000	3,099,407
VMware, Inc.	4.500	05-15-25	2,281,000	2,591,771
Technology hardware, storage and peripherals 1.0%
Apple, Inc.	1.125	05-11-25	3,019,000	3,096,830
Dell International LLC (B)	4.900	10-01-26	3,484,000	3,941,938
Dell International LLC (B)	5.300	10-01-29	3,113,000	3,550,397
Dell International LLC (B)	5.850	07-15-25	1,015,000	1,190,708
Dell International LLC (B)	8.350	07-15-46	2,472,000	3,334,608
Hewlett Packard Enterprise Company	4.900	10-15-25	3,549,000	4,104,074
Seagate HDD Cayman (B)	4.091	06-01-29	2,881,000	3,085,093
Seagate HDD Cayman (B)	4.125	01-15-31	2,790,000	3,018,563
Materials 1.9%				44,591,966
Chemicals 0.9%
Albemarle Wodgina Pty, Ltd.	3.450	11-15-29	1,880,000	1,891,855
E.I. du Pont de Nemours and Company	1.700	07-15-25	1,254,000	1,304,365
E.I. du Pont de Nemours and Company	2.300	07-15-30	322,000	341,208
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INVESTMENT GRADE BOND FUND	11

	Rate (%)	Maturity date	Par value^	Value
Materials (continued)
Chemicals (continued)
Ecolab, Inc.	1.300	01-30-31	3,614,000	$3,517,223
Ecolab, Inc.	4.800	03-24-30	1,832,000	2,320,746
Methanex Corp.	4.250	12-01-24	1,437,000	1,414,008
Methanex Corp.	5.250	12-15-29	1,867,000	1,883,271
Orbia Advance Corp. SAB de CV (B)	5.500	01-15-48	1,170,000	1,312,740
Syngenta Finance NV (B)	4.441	04-24-23	2,952,000	3,107,129
Syngenta Finance NV (B)	5.676	04-24-48	1,145,000	1,217,345
The Sherwin-Williams Company	2.300	05-15-30	2,597,000	2,697,543
Construction materials 0.1%
Vulcan Materials Company	3.500	06-01-30	2,096,000	2,371,324
Containers and packaging 0.3%
Colonial Enterprises, Inc. (B)(C)	3.250	05-15-30	6,112,000	6,786,383
Metals and mining 0.1%
Anglo American Capital PLC (B)	4.750	04-10-27	1,840,000	2,112,487
Newmont Corp.	2.800	10-01-29	728,000	789,973
Steel Dynamics, Inc.	3.250	01-15-31	430,000	461,678
Paper and forest products 0.5%
Georgia-Pacific LLC (B)	1.750	09-30-25	3,016,000	3,152,538
Georgia-Pacific LLC (B)	2.300	04-30-30	6,759,000	7,171,656
Inversiones CMPC SA (B)	3.850	01-13-30	683,000	738,494
Real estate 2.0%				48,567,324
Equity real estate investment trusts 2.0%
American Homes 4 Rent LP	4.250	02-15-28	2,082,000	2,370,020
American Tower Corp.	2.400	03-15-25	1,931,000	2,058,155
American Tower Corp.	2.950	01-15-25	2,094,000	2,270,581
American Tower Corp.	3.550	07-15-27	4,367,000	4,922,391
American Tower Corp.	3.800	08-15-29	1,730,000	1,998,742
Crown Castle International Corp.	2.250	01-15-31	3,705,000	3,787,143
Crown Castle International Corp.	3.300	07-01-30	902,000	1,001,033
Crown Castle International Corp.	3.650	09-01-27	3,868,000	4,380,388
Crown Castle International Corp.	4.150	07-01-50	1,142,000	1,340,960
CyrusOne LP	3.450	11-15-29	1,850,000	2,020,274
Equinix, Inc.	1.800	07-15-27	925,000	939,661
Equinix, Inc.	3.200	11-18-29	3,477,000	3,835,513
GLP Capital LP	3.350	09-01-24	575,000	581,469
GLP Capital LP	5.375	04-15-26	2,139,000	2,373,745
Prologis LP	1.250	10-15-30	1,801,000	1,757,689
SBA Tower Trust (B)	2.328	01-15-28	6,630,000	6,728,547
SBA Tower Trust (B)	2.836	01-15-25	1,559,000	1,628,898
SBA Tower Trust (B)	3.722	04-11-23	2,230,000	2,309,051
Ventas Realty LP	3.500	02-01-25	2,101,000	2,263,064
Utilities 2.0%				47,649,791
Electric utilities 1.0%
ABY Transmision Sur SA (B)	6.875	04-30-43	1,802,405	2,349,886
Emera US Finance LP	3.550	06-15-26	1,526,000	1,710,177
Empresa Electrica Angamos SA (B)	4.875	05-25-29	637,738	673,151
Engie Energia Chile SA (B)	3.400	01-28-30	2,750,000	2,983,750
Eversource Energy	1.650	08-15-30	1,597,000	1,591,040
FirstEnergy Corp.	2.650	03-01-30	1,235,000	1,269,843
Israel Electric Corp., Ltd. (B)	6.875	06-21-23	490,000	560,187
NRG Energy, Inc. (B)	3.750	06-15-24	1,095,000	1,173,942
12	JOHN HANCOCK INVESTMENT GRADE BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Utilities (continued)
Electric utilities (continued)
Vistra Operations Company LLC (B)	3.550	07-15-24	4,086,000	$4,336,778
Vistra Operations Company LLC (B)	3.700	01-30-27	3,385,000	3,555,100
Vistra Operations Company LLC (B)	4.300	07-15-29	3,130,000	3,400,905
Independent power and renewable electricity producers 0.3%
AES Panama Generation Holdings SRL (B)	4.375	05-31-30	1,898,000	1,974,964
NextEra Energy Capital Holdings, Inc.	3.550	05-01-27	4,405,000	5,078,965
Multi-utilities 0.7%
Dominion Energy, Inc.	3.375	04-01-30	1,859,000	2,111,052
NiSource, Inc.	1.700	02-15-31	8,839,000	8,722,335

NiSource, Inc.	3.600	05-01-30	1,088,000	1,252,988

Oncor Electric Delivery Company LLC	2.750	06-01-24	4,550,000	4,904,728
Municipal bonds 1.8%				$41,891,988
(Cost $40,495,753)
Central Plains Energy Project (Nebraska)	4.000	12-01-49	2,040,000	2,355,812
Foothill-Eastern Transportation Corridor Agency (California)	4.094	01-15-49	1,284,000	1,360,642
Maryland Health & Higher Educational Facilities Authority	3.197	07-01-50	4,195,000	4,443,134
Mississippi Hospital Equipment & Facilities Authority	3.720	09-01-26	1,643,000	1,759,735
New Jersey Transportation Trust Fund Authority	4.081	06-15-39	2,273,000	2,297,617
New Jersey Transportation Trust Fund Authority	4.131	06-15-42	155,000	156,096
Ohio Air Quality Development Authority	2.100	10-01-28	4,460,000	4,613,647
Ohio Turnpike & Infrastructure Commission	3.216	02-15-48	1,420,000	1,487,919
Port Authority of New York & New Jersey	1.086	07-01-23	5,902,000	5,981,087
Regents of the University of California Medical Center Pooled Revenue	3.006	05-15-50	3,880,000	4,104,497
Tennergy Corp. (Tennessee)	5.000	02-01-50	3,670,000	4,294,451
University of California	1.316	05-15-27	3,980,000	4,046,347

University of Virginia	2.256	09-01-50	5,113,000	4,991,004
Collateralized mortgage obligations 7.9%				$188,430,986
(Cost $187,509,167)
Commercial and residential 5.7%				136,923,123
AOA Mortgage Trust Series 2015-1177, Class C (B)(E)	3.110	12-13-29	1,136,000	1,140,439
Arroyo Mortgage Trust
Series 2018-1, Class A1 (B)(E)	3.763	04-25-48	1,404,380	1,441,887
Series 2019-2, Class A1 (B)(E)	3.347	04-25-49	1,171,733	1,200,051
Series 2019-3, Class A1 (B)(E)	2.962	10-25-48	876,074	895,316
BAMLL Commercial Mortgage Securities Trust
Series 2015-200P, Class A (B)	3.218	04-14-33	1,204,000	1,296,667
Series 2015-200P, Class C (B)(E)	3.716	04-14-33	1,436,000	1,531,505
Series 2019-BPR, Class DNM (B)(E)	3.843	11-05-32	995,000	676,923
BBCMS Mortgage Trust Series 2020-C6, Class A2	2.690	02-15-53	949,000	996,023
BBCMS Trust
Series 2015-MSQ, Class D (B)(E)	4.123	09-15-32	640,000	650,604
Series 2015-SRCH, Class D (B)(E)	5.122	08-10-35	947,000	1,031,260
Benchmark Mortgage Trust
Series 2018-B1, Class A2	3.571	01-15-51	2,375,000	2,469,886
Series 2018-B7, Class A2	4.377	05-15-53	3,255,000	3,526,783
Series 2019-B10, Class A2	3.614	03-15-62	1,145,000	1,233,759
Series 2019-B11, Class A2	3.410	05-15-52	1,010,000	1,082,789
Series 2019-B12, Class A2	3.001	08-15-52	2,425,000	2,572,623
Series 2019-B14, Class A2	2.915	12-15-62	2,338,000	2,480,630
BRAVO Residential Funding Trust Series 2019-NQM1, Class A1 (B)(E)	2.666	07-25-59	543,908	553,595
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INVESTMENT GRADE BOND FUND	13

	Rate (%)	Maturity date	Par value^	Value
Commercial and residential (continued)
Bunker Hill Loan Depositary Trust
Series 2019-1, Class A1 (B)	3.613	10-26-48	141,364	$145,101
Series 2019-2, Class A1 (B)	2.879	07-25-49	3,375,258	3,445,701
BWAY Mortgage Trust Series 2015-1740, Class XA IO (B)	1.023	01-10-35	11,465,000	140,817
BX Commercial Mortgage Trust Series 2018-BIOA, Class D (1 month LIBOR + 1.321%) (B)(F)	1.483	03-15-37	842,000	825,127
CAMB Commercial Mortgage Trust Series 2019-LIFE, Class D (1 month LIBOR + 1.750%) (B)(F)	1.912	12-15-37	290,000	289,575
Cantor Commercial Real Estate Lending Series 2019-CF1, Class A2	3.623	05-15-52	3,290,000	3,549,599
Citigroup Commercial Mortgage Trust
Series 2015-GC29, Class A3	2.935	04-10-48	1,627,000	1,717,685
Series 2015-GC29, Class A4	3.192	04-10-48	3,400,000	3,679,818
Series 2015-GC33, Class A4	3.778	09-10-58	3,837,714	4,284,344
Series 2019-PRM, Class A (B)	3.341	05-10-36	1,268,000	1,343,849
Series 2019-SMRT, Class A (B)	4.149	01-10-36	1,190,000	1,286,481
Series 2020-GC46, Class A2	2.708	02-15-53	3,245,000	3,381,318
COLT Mortgage Loan Trust
Series 2019-2, Class A1 (B)(E)	3.337	05-25-49	436,429	440,715
Series 2020-1, Class A1 (B)(E)	2.488	02-25-50	1,169,474	1,180,299
Commercial Mortgage Trust (Cantor Fitzgerald/Deutsche Bank AG)
Series 2012-CR2, Class XA IO	1.788	08-15-45	4,878,278	113,938
Series 2012-CR3, Class XA IO	2.009	10-15-45	8,575,503	251,066
Series 2014-CR15, Class XA IO	1.083	02-10-47	5,036,288	126,144
Series 2014-CR20, Class A3	3.326	11-10-47	5,220,000	5,559,027
Series 2016-CR28, Class A3	3.495	02-10-49	545,000	604,434
Series 2016-CR28, Class A4	3.762	02-10-49	1,940,000	2,179,344
Commercial Mortgage Trust (Citigroup/Deutsche Bank AG) Series 2018-COR3, Class XA IO	0.585	05-10-51	25,867,141	787,145
Commercial Mortgage Trust (Deutsche Bank AG)
Series 2013-300P, Class D (B)(E)	4.540	08-10-30	1,135,000	1,155,611
Series 2017-PANW, Class A (B)	3.244	10-10-29	399,000	421,908
Series 2020-CBM, Class A2 (B)	2.896	02-10-37	1,732,000	1,729,490
Credit Suisse Mortgage Capital Certificates
Series 2019-AFC1, Class A1 (B)	2.573	07-25-49	1,369,319	1,389,461
Series 2019-ICE4, Class B (1 month LIBOR + 1.230%) (B)(F)	1.392	05-15-36	1,000,000	996,244
Series 2019-ICE4, Class D (1 month LIBOR + 1.600%) (B)(F)	1.762	05-15-36	2,230,000	2,193,804
Series 2020-AFC1, Class A1 (B)(E)	2.240	02-25-50	1,283,410	1,301,426
Series 2020-NET, Class A (B)	2.257	08-15-37	663,000	682,951
DBJPM Mortgage Trust Series 2020-C9, Class A2	1.900	09-15-53	2,720,000	2,804,377
GCAT Trust
Series 2019-NQM1, Class A1 (B)	3.985	02-25-59	1,766,659	1,787,398
Series 2020-NQM1, Class A1 (B)	2.247	01-25-60	2,545,294	2,586,960
GS Mortgage Securities Trust
Series 2013-GC12, Class A3	2.860	06-10-46	3,525,000	3,575,506
Series 2015-590M, Class C (B)(E)	3.932	10-10-35	1,475,000	1,528,251
Series 2015-GC30, Class A3	3.119	05-10-50	2,702,799	2,866,037
Series 2015-GC34, Class A3	3.244	10-10-48	3,495,000	3,797,426
Series 2016-RENT, Class D (B)(E)	4.202	02-10-29	990,000	981,512
Series 2017-485L, Class C (B)(E)	4.115	02-10-37	605,000	631,067
Series 2019-GC39, Class A2	3.457	05-10-52	1,773,000	1,894,389
Series 2019-GC40, Class A2	2.971	07-10-52	3,275,000	3,478,130
Series 2020-NQM1, Class A1 (B)(E)	1.382	09-27-60	1,667,000	1,667,654
Series 2020-UPTN, Class A (B)	2.751	02-10-37	1,234,000	1,239,070
IMT Trust
Series 2017-APTS, Class AFX (B)	3.478	06-15-34	432,000	459,424
14	JOHN HANCOCK INVESTMENT GRADE BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Commercial and residential (continued)
Series 2017-APTS, Class CFX (B)(E)	3.613	06-15-34	575,000	$570,302
Irvine Core Office Trust Series 2013-IRV, Class A2 (B)(E)	3.279	05-15-48	963,736	1,003,765
JPMBB Commercial Mortgage Securities Trust Series 2015-C31, Class A3	3.801	08-15-48	2,743,212	3,058,772
JPMCC Commercial Mortgage Securities Trust Series 2019-COR5, Class A2	3.150	06-13-52	4,390,000	4,660,183
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2012-HSBC, Class XA IO (B)	1.582	07-05-32	6,425,253	143,595
Series 2015-JP1, Class A5	3.914	01-15-49	2,905,000	3,273,064
KNDL Mortgage Trust Series 2019-KNSQ, Class C (1 month LIBOR + 1.050%) (B)(F)	1.212	05-15-36	1,285,000	1,263,049
MFA Trust Series 2020-NQM1, Class A1 (B)(E)	1.654	08-25-49	1,187,000	1,186,986
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C25, Class A5	3.635	10-15-48	2,730,000	3,000,658
Morgan Stanley Capital I Trust Series 2017-CLS, Class D (1 month LIBOR + 1.400%) (B)(F)	1.562	11-15-34	1,015,000	1,008,805
MSCG Trust Series 2016-SNR, Class D (B)	6.550	11-15-34	647,037	637,839
Natixis Commercial Mortgage Securities Trust Series 2018-ALXA, Class C (B)(E)	4.460	01-15-43	520,000	546,773
New Residential Mortgage Loan Trust Series 2020-1A, Class A1B (B)(E)	3.500	10-25-59	1,333,503	1,423,194
OBX Trust Series 2020-EXP2, Class A3 (B)(E)	2.500	05-25-60	2,428,490	2,466,541
One Market Plaza Trust Series 2017-1MKT, Class D (B)	4.146	02-10-32	460,000	471,684
Seasoned Credit Risk Transfer Trust Series 2020-2, Class MA	2.000	11-25-59	1,787,010	1,844,198
Starwood Mortgage Residential Trust
Series 2018-IMC1, Class A1 (B)(E)	3.793	03-25-48	214,929	215,501
Series 2020-1, Class A1 (B)(E)	2.275	02-25-50	1,410,663	1,433,524
Series 2020-3, Class A1 (B)(E)	1.486	04-25-65	1,151,809	1,151,167
Wells Fargo Commercial Mortgage Trust
Series 2016-C33, Class A3	3.162	03-15-59	1,755,000	1,859,243
Series 2016-LC24, Class A4	2.942	10-15-49	1,885,014	2,047,520
Series 2017-SMP, Class D (1 month LIBOR + 1.650%) (B)(F)	1.812	12-15-34	360,000	293,933
Series 2019-C51, Class A2	3.039	06-15-52	3,725,000	3,956,372
WF-RBS Commercial Mortgage Trust Series 2012-C9, Class XA IO (B)	2.045	11-15-45	4,076,358	126,092
U.S. Government Agency 2.2%				51,507,863
Federal Home Loan Mortgage Corp.
Series K017, Class X1 IO	1.433	12-25-21	9,226,132	101,962
Series K018, Class X1 IO	1.433	01-25-22	8,594,419	105,176
Series K021, Class X1 IO	1.544	06-25-22	2,444,732	47,601
Series K022, Class X1 IO	1.313	07-25-22	36,259,455	628,511
Series K030, Class X1 IO	0.286	04-25-23	203,124,417	836,284
Series K038, Class A2	3.389	03-25-24	2,486,000	2,712,822
Series K038, Class X1 IO	1.276	03-25-24	20,708,932	694,760
Series K040, Class A2	3.241	09-25-24	4,380,000	4,813,110
Series K048, Class A2 (E)	3.284	06-25-25	2,310,000	2,574,618
Series K048, Class X1 IO	0.366	06-25-25	6,449,130	68,110
Series K049, Class A2	3.010	07-25-25	4,073,000	4,500,433
Series K052, Class A2	3.151	11-25-25	1,833,000	2,044,993
Series K064, Class A1	2.891	10-25-26	838,831	908,525
Series K718, Class X1 IO	0.723	01-25-22	22,373,947	123,898
Series K727, Class A2	2.946	07-25-24	6,080,000	6,559,980
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INVESTMENT GRADE BOND FUND	15

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
Series KIR3, Class A1	3.038	08-25-27	3,920,000	$4,292,992
Federal National Mortgage Association Series 2015-M13, Class A2 (E)	2.800	06-25-25	2,865,000	3,079,409
Government National Mortgage Association
Series 2012-114, Class IO	0.773	01-16-53	803,747	26,543
Series 2016-174, Class IO	0.860	11-16-56	8,295,465	523,584
Series 2017-109, Class IO	0.571	04-16-57	11,869,939	538,420
Series 2017-124, Class IO	0.666	01-16-59	10,650,575	564,372
Series 2017-140, Class IO	0.618	02-16-59	5,066,063	256,393
Series 2017-169, Class IO	0.712	01-16-60	11,038,905	634,454
Series 2017-20, Class IO	0.730	12-16-58	19,307,631	987,701
Series 2017-22, Class IO	0.853	12-16-57	2,454,467	142,704
Series 2017-41, Class IO	0.745	07-16-58	10,445,840	566,988
Series 2017-46, Class IO	0.595	11-16-57	11,517,171	556,999
Series 2017-61, Class IO	0.772	05-16-59	5,875,154	354,371
Series 2018-114, Class IO	0.555	04-16-60	11,291,948	594,540
Series 2018-158, Class IO	0.691	05-16-61	20,223,585	1,370,995
Series 2018-69, Class IO	0.574	04-16-60	5,530,281	302,123
Series 2018-9, Class IO	0.544	01-16-60	6,821,952	355,310
Series 2019-131, Class IO	0.932	07-16-61	11,495,467	837,476
Series 2020-100, Class IO	0.895	05-16-62	11,222,926	951,310
Series 2020-108, Class IO	0.947	06-16-62	25,762,220	2,226,260
Series 2020-114, Class IO	0.930	09-16-62	39,385,000	3,431,540

Series 2020-92, Class IO	0.010	02-16-62	24,393,948	2,192,596
Asset backed securities 9.2%				$220,082,938
(Cost $215,779,038)
Asset backed securities 9.2%				220,082,938
Ally Master Owner Trust Series 2018-1, Class A2	2.700	01-17-23	2,997,000	3,025,782
AmeriCredit Automobile Receivables Trust Series 2020-1, Class C	1.590	10-20-25	2,076,000	2,096,965
AMSR Trust
Series 2020-SFR1, Class A (B)	1.819	04-17-37	2,077,000	2,120,153
Series 2020-SFR2, Class A (B)	1.632	07-17-37	5,414,000	5,468,569
Applebee's Funding LLC Series 2019-1A, Class A2I (B)	4.194	06-07-49	2,530,000	2,187,640
Arbys Funding LLC Series 2020-1A, Class A2 (B)	3.237	07-30-50	3,136,000	3,217,567
Avis Budget Rental Car Funding AESOP LLC
Series 2019-3A, Class A (B)	2.360	03-20-26	1,591,000	1,624,423
Series 2020-1A, Class A (B)	2.330	08-20-26	1,489,000	1,521,424
BRE Grand Islander Timeshare Issuer LLC Series 2019-A, Class A (B)	3.280	09-26-33	544,068	552,446
CarMax Auto Owner Trust
Series 2020-3, Class A3	0.620	03-17-25	3,315,000	3,329,167
Series 2020-3, Class A4	0.770	03-16-26	1,305,000	1,313,897
CARS-DB4 LP Series 2020-1A, Class A1 (B)	2.690	02-15-50	2,387,936	2,422,311
CF Hippolyta LLC Series 2020-1, Class A1 (B)	1.690	07-15-60	2,658,000	2,696,395
Citibank Credit Card Issuance Trust Series 2018-A1, Class A1	2.490	01-20-23	1,435,000	1,447,438
CLI Funding LLC Series 2018-1A, Class A (B)	4.030	04-18-43	1,130,423	1,149,914
CLI Funding VI LLC Series 2020-1A, Class A (B)	2.080	09-18-45	2,135,000	2,134,018
16	JOHN HANCOCK INVESTMENT GRADE BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Asset backed securities (continued)
Corevest American Finance Trust Series 2019-3, Class A (B)	2.705	10-15-52	447,117	$469,052
CWABS Asset-Backed Certificates Trust Series 2004-10, Class AF5B	4.472	02-25-35	72,996	73,028
DB Master Finance LLC
Series 2017-1A, Class A2I (B)	3.629	11-20-47	785,850	808,420
Series 2017-1A, Class A2II (B)	4.030	11-20-47	1,447,875	1,536,543
Series 2019-1A, Class A2I (B)	3.787	05-20-49	3,432,330	3,577,655
Domino's Pizza Master Issuer LLC Series 2017-1A, Class A23 (B)	4.118	07-25-47	3,865,688	4,203,626
DRB Prime Student Loan Trust
Series 2015-D, Class A2 (B)	3.200	01-25-40	581,865	590,848
Series 2016-B, Class A2 (B)	2.890	06-25-40	618,018	629,654
Driven Brands Funding LLC Series 2015-1A, Class A2 (B)	5.216	07-20-45	1,604,963	1,668,070
Elara HGV Timeshare Issuer LLC Series 2019-A, Class A (B)	2.610	01-25-34	1,192,719	1,205,882
Exeter Automobile Receivables Trust Series 2020-1A, Class C (B)	2.490	01-15-25	3,405,000	3,473,029
FirstKey Homes Trust Series 2020-SFR1, Class A (B)	1.339	09-17-25	2,622,000	2,627,435
Five Guys Funding LLC Series 2017-1A, Class A2 (B)	4.600	07-25-47	2,128,913	2,142,733
FOCUS Brands Funding LLC Series 2017-1A, Class A2I (B)	3.857	04-30-47	454,725	422,931
Ford Credit Auto Owner Trust
Series 2018-1, Class A (B)	3.190	07-15-31	6,051,000	6,679,235
Series 2018-2, Class A (B)	3.470	01-15-30	3,220,000	3,484,712
Series 2020-1, Class A (B)	2.040	08-15-31	3,578,000	3,777,077
Ford Credit Floorplan Master Owner Trust Series 2019-2, Class A	3.060	04-15-26	4,336,000	4,689,644
GMF Floorplan Owner Revolving Trust Series 2019-2, Class A (B)	2.900	04-15-26	3,600,000	3,848,913
Golden Credit Card Trust Series 2018-4A, Class A (B)	3.440	10-15-25	5,200,000	5,639,780
GreatAmerica Leasing Receivables Funding LLC Series 2019-1, Class A4 (B)	3.210	02-18-25	1,847,000	1,915,842
Hilton Grand Vacations Trust
Series 2017-AA, Class A (B)	2.660	12-26-28	776,445	790,569
Series 2018-AA, Class A (B)	3.540	02-25-32	571,543	599,024
Home Partners of America Trust Series 2019-1, Class A (B)	2.908	09-17-39	4,695,793	4,872,825
Jack in the Box Funding LLC
Series 2019-1A, Class A23 (B)	4.970	08-25-49	615,350	652,142
Series 2019-1A, Class A2I (B)	3.982	08-25-49	709,638	727,989
John Deere Owner Trust
Series 2020-B, Class A3	0.510	11-15-24	1,501,000	1,501,334
Series 2020-B, Class A4	0.720	06-15-27	1,401,000	1,404,771
Laurel Road Prime Student Loan Trust Series 2019-A, Class A2FX (B)	2.730	10-25-48	1,386,304	1,427,837
MelTel Land Funding LLC Series 2019-1A, Class A (B)	3.768	04-15-49	615,227	630,215
Mill City Mortgage Loan Trust Series 2018-3, Class A1 (B)(E)	3.500	08-25-58	447,115	474,790
MVW LLC Series 2020-1A, Class A (B)	1.740	10-20-37	3,060,876	3,110,837
MVW Owner Trust
Series 2015-1A, Class A (B)	2.520	12-20-32	75,312	75,662
Series 2018-1A, Class A (B)	3.450	01-21-36	1,223,848	1,266,664
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INVESTMENT GRADE BOND FUND	17

	Rate (%)	Maturity date	Par value^	Value
Asset backed securities (continued)
Navient Private Education Loan Trust Series 2016-AA, Class A2A (B)	3.910	12-15-45	543,359	$568,927
Navient Private Education Refi Loan Trust
Series 2019-EA, Class A2A (B)	2.640	05-15-68	2,015,000	2,105,031
Series 2019-FA, Class A2 (B)	2.600	08-15-68	3,389,000	3,500,420
Series 2020-BA, Class A2 (B)	2.120	01-15-69	3,955,000	4,013,402
Nelnet Student Loan Trust Series 2004-4, Class A5 (3 month LIBOR + 0.160%) (F)	0.405	01-25-37	1,140,780	1,101,991
Nissan Auto Receivables Owner Trust Series 2018-A, Class A4	2.890	06-17-24	1,750,000	1,799,305
NRZ Excess Spread-Collateralized Notes
Series 2018-FNT1, Class A (B)	3.610	05-25-23	602,065	601,078
Series 2018-FNT2, Class A (B)	3.790	07-25-54	360,851	352,905
Series 2018-PLS1, Class A (B)	3.193	01-25-23	260,825	261,920
Series 2018-PLS2, Class A (B)	3.265	02-25-23	811,097	816,970
Oxford Finance Funding LLC
Series 2019-1A, Class A2 (B)	4.459	02-15-27	441,000	451,707
Series 2020-1A, Class A2 (B)	3.101	02-15-28	1,910,000	1,937,465
PFS Financing Corp.
Series 2018-F, Class A (B)	3.520	10-15-23	1,965,000	2,028,582
Series 2020-E, Class A (B)	1.000	10-15-25	2,106,000	2,104,002
Progress Residential Trust
Series 2020-SFR1, Class A (B)	1.732	04-17-37	1,798,000	1,817,917
Series 2020-SFR2, Class A (B)	2.078	06-17-37	1,041,000	1,063,158
Santander Revolving Auto Loan Trust Series 2019-A, Class A (B)	2.510	01-26-32	3,210,000	3,421,108
SCF Equipment Leasing LLC
Series 2019-1A, Class A2 (B)	3.230	10-20-24	740,000	741,207
Series 2020-1A, Class A3 (B)	1.190	10-20-27	5,085,000	5,105,273
Sesac Finance LLC Series 2019-1, Class A2 (B)	5.216	07-25-49	2,631,420	2,759,886
Sierra Timeshare Receivables Funding LLC
Series 2018-3A, Class A (B)	3.690	09-20-35	314,477	330,887
Series 2019-1A, Class A (B)	3.200	01-20-36	361,135	373,762
SMB Private Education Loan Trust
Series 2015-C, Class A2A (B)	2.750	07-15-27	262,062	265,891
Series 2016-A, Class A2A (B)	2.700	05-15-31	2,852,097	2,915,829
Series 2019-B, Class A2A (B)	2.840	06-15-37	3,573,000	3,740,894
Series 2020-PTA, Class A2A (B)	1.600	09-15-54	1,609,000	1,619,831
Sonic Capital LLC Series 2020-1A, Class A2I (B)	3.845	01-20-50	2,306,410	2,454,366
Sunbird Engine Finance LLC Series 2020-1A, Class A (B)	3.671	02-15-45	1,084,154	909,207
Taco Bell Funding LLC Series 2018-1A, Class A2I (B)	4.318	11-25-48	3,489,840	3,568,780
TAL Advantage V LLC Series 2014-1A, Class A (B)	3.510	02-22-39	185,500	185,748
Tesla Auto Lease Trust
Series 2020-A, Class A3 (B)	0.680	12-20-23	2,205,000	2,205,487
Series 2020-A, Class A4 (B)	0.780	12-20-23	1,583,000	1,583,198
Tif Funding II LLC Series 2020-1A, Class A (B)	2.090	08-20-45	4,476,000	4,491,921
Towd Point Mortgage Trust
Series 2015-1, Class A5 (B)(E)	3.714	10-25-53	355,000	369,179
Series 2015-2, Class 1M2 (B)(E)	3.658	11-25-60	815,000	856,883
Series 2015-6, Class M2 (B)(E)	3.750	04-25-55	1,775,000	1,903,456
Series 2017-1, Class A1 (B)(E)	2.750	10-25-56	420,469	432,313
Series 2017-2, Class A1 (B)(E)	2.750	04-25-57	284,370	292,525
Series 2018-1, Class A1 (B)(E)	3.000	01-25-58	905,888	943,741
18	JOHN HANCOCK INVESTMENT GRADE BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Asset backed securities (continued)
Series 2018-3, Class A1 (B)(E)	3.750	05-25-58	1,094,446	$1,176,884
Series 2018-4, Class A1 (B)(E)	3.000	06-25-58	2,621,362	2,791,311
Series 2018-6, Class A1A (B)(E)	3.750	03-25-58	1,687,503	1,778,040
Series 2019-1, Class A1 (B)(E)	3.750	03-25-58	882,926	955,708
Series 2019-4, Class A1 (B)(E)	2.900	10-25-59	2,322,664	2,471,356
Toyota Auto Loan Extended Note Trust
Series 2019-1A, Class A (B)	2.560	11-25-31	7,098,000	7,616,365
Series 2020-1A, Class A (B)	1.350	05-25-33	1,989,000	2,052,320
Toyota Auto Receivables Owner Trust
Series 2020-C, Class A3	0.440	10-15-24	1,790,000	1,791,526
Series 2020-C, Class A4	0.570	10-15-25	1,215,000	1,217,244
Tricon American Homes Series 2020-SFR1, Class A (B)	1.499	07-17-38	6,078,000	6,073,885
Triton Container Finance V LLC Series 2018-1A, Class A (B)	3.950	03-20-43	2,354,625	2,359,788
Triton Container Finance VIII LLC Series 2020-1A, Class A (B)	2.110	09-20-45	5,244,000	5,243,318
Vantage Data Centers Issuer LLC Series 2018-1A, Class A2 (B)	4.072	02-16-43	1,472,250	1,519,140
Verizon Owner Trust Series 2020-B, Class A	0.470	02-20-25	4,538,000	4,536,330
VSE VOI Mortgage LLC Series 2017-A, Class A (B)	2.330	03-20-35	711,846	716,101
Westgate Resorts LLC
Series 2017-1A, Class A (B)	3.050	12-20-30	224,540	225,030
Series 2020-1A, Class A (B)	2.713	03-20-34	2,085,520	2,122,215
Westlake Automobile Receivables Trust Series 2019-1A, Class C (B)	3.450	03-15-24	1,493,000	1,525,290
Willis Engine Structured Trust V Series 2020-A, Class A (B)	3.228	03-15-45	778,114	608,058

	Shares	Value
Common stocks 0.0%		$144,332
(Cost $143,700)
Utilities 0.0%		144,332
Multi-utilities 0.0%

Dominion Energy, Inc.	1,437	144,332
Preferred securities 0.1%		$1,788,843
(Cost $1,821,484)
Financials 0.0%		328,559
Banks 0.0%
Wells Fargo & Company, 7.500%	238	328,559
Utilities 0.1%		1,460,284
Electric utilities 0.1%
NextEra Energy, Inc., 5.279%	25,800	1,228,338
The Southern Company, 6.750%	2,561	115,245
Multi-utilities 0.0%
DTE Energy Company, 6.250%	2,526	116,701

SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INVESTMENT GRADE BOND FUND	19

	Yield* (%)	Maturity date	Par value^	Value
Short-term investments 3.6%				$86,051,312
(Cost $86,050,776)
U.S. Government Agency 1.1%				25,776,000
Federal Agricultural Mortgage Corp. Discount Note	0.010	09-01-20	4,962,000	4,962,000
Federal Home Loan Bank Discount Note	0.010	09-01-20	20,814,000	20,814,000

	Yield (%)	Shares	Value
Short-term funds 0.2%			4,871,312
John Hancock Collateral Trust (G)	0.2611(H)	486,611	4,871,312

	Par value^	Value
Repurchase agreement 2.3%		55,404,000
Barclays Tri-Party Repurchase Agreement dated 8-31-20 at 0.070% to be repurchased at $43,487,085 on 9-1-20, collateralized by $38,631,800 U.S. Treasury Notes, 3.000% due 10-31-25 (valued at $44,356,846)	43,487,000	43,487,000
Repurchase Agreement with State Street Corp. dated 8-31-20 at 0.000% to be repurchased at $11,917,000 on 9-1-20, collateralized by $10,307,000 U.S. Treasury Notes, 2.875% due 8-15-28 (valued at $12,155,438)	11,917,000	11,917,000

Total investments (Cost $2,330,994,230) 101.5%	$2,424,327,368
Other assets and liabilities, net (1.5%)	(35,414,946)
Total net assets 100.0%	$2,388,912,422

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
CMT	Constant Maturity Treasury
ICE	Intercontinental Exchange
IO	Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced. A forward mortgage-backed securities trade issued by a U.S. Government Agency, to be delivered at an agreed-upon future settlement date.
(A)	Security purchased or sold on a when-issued or delayed delivery basis.
(B)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $478,854,662 or 20.0% of the fund's net assets as of 8-31-20.
(C)	All or a portion of this security is on loan as of 8-31-20. The value of securities on loan amounted to $4,760,449.
(D)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(E)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(F)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(G)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(H)	The rate shown is the annualized seven-day yield as of 8-31-20.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
20	JOHN HANCOCK INVESTMENT GRADE BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

Notes to Fund's investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day.
In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund's investments as of August 31, 2020, by major security category or type:
	Total value at 8-31-20	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
U.S. Government and Agency obligations	$857,805,327	—	$857,805,327	—
Foreign government obligations	10,238,439	—	10,238,439	—
Corporate bonds	1,017,893,203	—	1,017,893,203	—
Municipal bonds	41,891,988	—	41,891,988	—
Collateralized mortgage obligations	188,430,986	—	188,430,986	—
Asset backed securities	220,082,938	—	220,082,938	—
Common stocks	144,332	$144,332	—	—
Preferred securities	1,788,843	1,788,843	—	—
Short-term investments	86,051,312	4,871,312	81,180,000	—
Total investments in securities	$2,424,327,368	$6,804,487	$2,417,522,881	—
Investment in affiliated underlying funds. The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund's fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	486,611	$1,244,177	$69,572,523	$(65,942,998)	$(181)	$(2,209)	$30,070	—	$4,871,312
For additional information on the fund's significant accounting policies and risks, please refer to the fund's most recent semiannual or annual shareholder report and prospectus.
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